ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2016	2015
Vessel operating and drydocking expenses	6,080	5,003
Administrative expenses	8,814	11,460
Interest expense	59,248	36,870
Provision for taxes	939	—
	75,081	53,333